EARNINGS PER ORDINARY SHARE - Earnings per ordinary share (Details) - $ / shares shares in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Basic weighted number of shares		871	872	877
Dilutive impact of share options outstanding		2	1	1
Diluted weighted average number of shares		873	873	878
Earnings per ordinary share
Basic	[1]	$ 0.302	$ 0.255	$ 0.598
Diluted	[1]	0.301	0.255	0.597
Adjusted, Basic		0.828	0.818	0.809
Adjusted, Diluted		$ 0.827	$ 0.816	$ 0.808

[1]	Attributable to equity holders of the Company and wholly derived from continuing operations.